Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment Details Narrative
Depreciation expenses	$ 5,172	$ 9,220	$ 22,232	$ 16,712	$ 26,442	$ 4,734